OPERATING SEGMENTS (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Trade receivables	$ 7,679	$ 5,395
Three customers [Member]
Statement [Line Items]
Trade receivables	$ 7,679	$ 5,395